Significant Accounting Policies and Estimates (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Estimates [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Years Ended December 31, 2024	For the Years Ended December 31, 2023	For the Years Ended December 31, 2022
Balance sheet date spot rates (as of December 31, 2024, 2023 and 2022):	$7.2993	$7.0999	$6.8970
Average rate (for the years ended December 31, 2024, 2023 and 2022):	$7.1957	$7.0809	$6.7290

Schedule of Disaggregate Revenue into Four Revenue Streams	The Company disaggregate revenue into four revenue streams, consisting of job matching service, entrust recruitment service, project outsourcing service and job dispatching service and others as the following table:
	For the Years Ended December 31,
	2024	2023	2022
Category of Revenue
Entrusted recruitment service	$42,174	$1,487,188	$2,749,483
Project outsourcing service	12,763,987	10,086,496	9,844,007
Labor dispatching service	—	—	538,583
Other services	3,050	1,193	29,487
Total revenues	$12,809,211	$11,574,877	$13,161,560

Schedule of Disaggregates Revenue

The Company disaggregates revenue by transferal of services as the following table:

	For the Years Ended December 31,
	2024	2023	2022
Timing of Revenue Recognition
Services transferred over time	$12,809,211	$11,574,877	$13,161,560
Services transferred at a point in time	—	—	—
Total revenues	$12,809,211	$11,574,877	$13,161,560